Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 3,369	$ 3,377	$ 3,755
Rights purchased	0	1	5
Rights capitalized	276	276	373
Rights sold	(131)	(188)	(440)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(6)	235	66
Due to revised assumptions or models	15	43	12
Other changes in fair value	(364)	(375)	(394)
Balance at end of period	$ 3,159	$ 3,369	$ 3,377
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue